Stock-Based Compensation - Summary of Stock Option Outstanding and Exercisable (Detail) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Lower Limit	$ 11.46	$ 16.46		$ 20.21
Range of Exercise Prices, Upper Limit	$ 21.81	$ 21.81		$ 20.97
Options outstanding (in shares)	2.9	3.1	[1]
Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 15.07	$ 14.80
Options Outstanding Weighted- Average Remaining Contractual Life (Years)	4 years 5 months
Options exercisable (in shares)	2.7
Options exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 14.75
Options exercisable, Weighted- Average Remaining Contractual Life (Years)	4 years
$ 6.02 to $12.32
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Lower Limit	$ 6.02
Range of Exercise Prices, Upper Limit	$ 12.32
Options outstanding (in shares)	0.9
Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 9.79
Options Outstanding Weighted- Average Remaining Contractual Life (Years)	3 years
Options exercisable (in shares)	0.9
Options exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 9.79
Options exercisable, Weighted- Average Remaining Contractual Life (Years)	3 years
$14.41 to $17.47
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Lower Limit	$ 14.41
Range of Exercise Prices, Upper Limit	$ 17.47
Options outstanding (in shares)	1.2
Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 15.97
Options Outstanding Weighted- Average Remaining Contractual Life (Years)	5 years
Options exercisable (in shares)	1.1
Options exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 15.92
Options exercisable, Weighted- Average Remaining Contractual Life (Years)	4 years 7 months
$18.16 to $19.95
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Lower Limit	$ 18.16
Range of Exercise Prices, Upper Limit	$ 19.95
Options outstanding (in shares)	0.3
Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 18.21
Options Outstanding Weighted- Average Remaining Contractual Life (Years)	6 years 5 months
Options exercisable (in shares)	0.3
Options exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 18.21
Options exercisable, Weighted- Average Remaining Contractual Life (Years)	6 years 5 months
$20.21 to $21.81
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.21
Range of Exercise Prices, Upper Limit	$ 21.81
Options outstanding (in shares)	0.5
Options Outstanding, Weighted- Average Exercise Price (in dollars per share)	$ 20.62
Options Outstanding Weighted- Average Remaining Contractual Life (Years)	4 years
Options exercisable (in shares)	0.4
Options exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 20.37
Options exercisable, Weighted- Average Remaining Contractual Life (Years)	2 years 9 months

[1]	Includes approximately 137 thousand shares held by Williams' employees at a weighted average price of $10.64 per share at December 31, 2014.